Earnings per share - Summary of weighted average number of ordinary shares (Details)		12 Months Ended
	May 01, 2019 shares	Dec. 31, 2025 d shares		Dec. 31, 2024 d shares		Dec. 31, 2023 d shares
Accumulated number of shares issued
Accumulated Number Of Shares Issued		177,566,837,025		185,280,763,921		189,510,838,199
Number Of Shares		477,157,399		498,859,764		512,753,119
Days | d		365		366		365
Weighted average number of ordinary shares outstanding	485,494,934	486,484,485	[1]	506,231,595	[1]	519,207,776	[1]
Common stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		179,923,930,646		186,347,761,912		187,756,015,279
Number Of Shares		485,494,934		503,445,325		512,759,471
Preferred stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued						2,097,840,000
Number Of Shares						0
Treasury stocks
Accumulated number of shares issued
Accumulated Number Of Shares Issued		(2,357,093,621)		(1,066,997,991)		(343,017,080)
Number Of Shares		(8,337,535)		(4,585,561)		(6,352)

[1]	The number of ordinary shares issued is 485,494,934 shares as of December 31, 2025, and the above weighted-average number of shares outstanding has been calculated by reflecting the following: (i) the conversion of 17,482,000 convertible preferred shares issued on May 1, 2019 into ordinary shares on May 1, 2023, for the year ended December 31, 2023; and (ii) changes in treasury stock, including shares acquired and subsequently retired, for the years ended December 31, 2023, 2024 and 2025.